INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
INTANGIBLE ASSETS
Summary of Intangible assets

	As of December 31, 2021
		Accumulated
	Gross carrying amount	amortization	Net carrying amount
	RMB	RMB	RMB
Intangible assets
TJ103	11,670	(2,334)	9,336
IPR&D TJ101	110,330	—	110,330
Total intangible assets	122,000	(2,334)	119,666

	As of June 30, 2022
		Accumulated
	Gross carrying amount	amortization	Net carrying amount
	RMB	RMB	RMB
Intangible assets
TJ103	11,670	(2,723)	8,947
IPR&D TJ101	110,330	—	110,330
Total intangible assets	122,000	(2,723)	119,277